ACCUMULATED OTHER COMPREHENSIVE INCOME - Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 10,701
Ending Balance	15,199	$ 10,701
Unrealized fair value gain (loss) on available-for - sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			$ (2,349)
Current year other comprehensive income (loss)	18,269	0	16,136
Reclassification adjustments for net gain and translation adjustments realized in net income		0	(13,787)
Ending Balance	18,269
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	10,701	8,587	8,899
Current year other comprehensive income (loss)	(13,771)	1,970	450
Reclassification adjustments for net gain and translation adjustments realized in net income		144	(762)
Ending Balance	(3,070)	10,701	8,587
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	10,701	8,587	6,550
Current year other comprehensive income (loss)	4,498	1,970	16,586
Reclassification adjustments for net gain and translation adjustments realized in net income		144	(14,549)
Ending Balance	$ 15,199	$ 10,701	$ 8,587